Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2015
Registrant Name	dei_EntityRegistrantName	MEYERS CAPITAL INVESTMENTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001426928
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	magfx
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2015
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
MEYERS CAPITAL AGGRESSIVE GROWTH FUND
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term appreciation in the value of its shares.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a % of amount redeemed if held less than 1 year)	rr_RedemptionFeeOverRedemption	(1.00%)	[1]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.29%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 574.59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	574.59%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

- 1 Year -	rr_ExpenseExampleYear01	$ 131
- 3 Years -	rr_ExpenseExampleYear03	538
- 5 Years -	rr_ExpenseExampleYear05	970
- 10 Years -	rr_ExpenseExampleYear10	$ 2,173
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing primarily in a portfolio of U.S. and foreign common stocks that the Fund's investment adviser, Meyers Capital Management Group, LLC (the "Adviser"), believes have superior prospects for growth. The Adviser's investment process focuses on small capitalization companies that the Adviser believes are 'undiscovered.' The Adviser defines a small capitalization company as one with market capitalization of less than $3 billion. The Adviser's strategy is based on the belief that because smaller-capitalization companies are not as well-known and have less of an investor following, they may provide higher returns due to price inefficiencies.

The Fund invests in common stocks of companies that the Adviser believes exhibit strong earnings growth characteristics. The Adviser looks for companies with positive growth criteria such as increasing revenues, cash flow and earnings.

In addition to investing in common stocks directly, the Fund may invest in exchange traded funds ("ETFs"). ETFs will be selected based on their ability to offer specific sector and style exposure in a cost and tax efficient manner. In addition, the Fund may invest in foreign securities by either purchasing American Depositary Receipts ("ADRs") or by investing in ETFs that hold foreign securities or ADRs. The Fund is non-diversified, which means that the Fund may take a larger position in a small number of companies than a diversified fund.

The Adviser may sell a security in order to generate cash to invest in more attractive opportunities. In addition, a negative change in the prospects of the company may cause the Adviser to sell a security. This may result in a high rate of portfolio turnover and a larger portion of any net gains being realized as short-term capital gains. The Adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

ETF Risks. The ETFs in which the Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs and operational expenses of the ETF.

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets.

Growth Stock Risk. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Management Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a company in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversification Risk. The Fund's portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Portfolio Turnover Risk. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Security Specific Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Smaller Company Risk. The earnings and prospects of smaller companies are more volatile than those of larger companies. Smaller companies also may experience higher failure rates than do larger companies. Securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's shares over time to the performance of a broad-based securities market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling toll-free 1-866-232-3837.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-232-3837
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart Calendar Years Ended December 31
Annual Return 2009	rr_AnnualReturn2009	12.08%
Annual Return 2010	rr_AnnualReturn2010	18.92%
Annual Return 2011	rr_AnnualReturn2011	(5.40%)
Annual Return 2012	rr_AnnualReturn2012	(3.77%)
Annual Return 2013	rr_AnnualReturn2013	54.35%
Annual Return 2014	rr_AnnualReturn2014	(9.21%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: June 30, 2009 23.63% Worst Quarter: September 30, 2011 (24.43)% The total return for Fund shares from January 1, 2015 to June 30, 2015 was 16.27%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.43%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). The Russell 2000 Growth Index is intended to measure the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics.

MEYERS CAPITAL AGGRESSIVE GROWTH FUND | MEYERS CAPITAL AGGRESSIVE GROWTH FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.21%)
5 Years	rr_AverageAnnualReturnYear05	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
MEYERS CAPITAL AGGRESSIVE GROWTH FUND | After Taxes on Distributions | MEYERS CAPITAL AGGRESSIVE GROWTH FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.96%)
5 Years	rr_AverageAnnualReturnYear05	5.71%
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
MEYERS CAPITAL AGGRESSIVE GROWTH FUND | After Taxes on Distributions and Sales | MEYERS CAPITAL AGGRESSIVE GROWTH FUND
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Years	rr_AverageAnnualReturnYear05	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008
MEYERS CAPITAL AGGRESSIVE GROWTH FUND | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	19.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2008

[1]	A wire transfer fee of $20 will be charged to defray custodial charges for redemptions paid by wire transfer.
[2]	The Adviser has contractually agreed to reduce its fees in order to limit the Fund's Total Annual Fund Operating Expenses (exclusive of any interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest (acquired fund fees and expenses), or extraordinary expenses such as litigation) but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.29% of the Fund's average daily net assets through September 30, 2016. To the extent that the Fund incurs any excluded expenses (e.g., Acquired Fund Fees and Expenses), the Total Annual Fund Operating Expenses After Fee Reduction and Expense Reimbursement will exceed 1.29%. This expense limitation agreement may be terminated prior to September 30, 2016 only with the consent of the Trust's Board of Trustees.